Schedule of Reclassifications Out of Accumualted Other Comprehensive Income (Details) - USD ($) $ in Millions		3 Months Ended																12 Months Ended
		Dec. 31, 2016	[1]	Sep. 30, 2016	[1]	Jun. 30, 2016	[1]	Mar. 31, 2016	[1]	Dec. 31, 2015	[2]	Sep. 30, 2015	[2]	Jun. 30, 2015	[2]	Mar. 31, 2015	[3]	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Earnings (loss) from continuing operations before income taxes and equity earnings		$ 280		$ 373		$ (14)		$ 317		$ 265		$ 329		$ 266		$ 406		$ 956	[1]	$ 1,266	[2]	$ 872
Tax (expense)/benefit																		247		466		123
EARNINGS (LOSS) FROM CONTINUING OPERATIONS																		907		917		549
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	[4]																	(535)		(268)		(225)
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	[5]																	(535)		(268)		(225)
Prior-service costs
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Reclassification from Accumulated Other Comprehensive Income, Current Period, before Tax	[5],[6]																	(37)		(33)		(17)
Actuarial gains/(losses)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Reclassification from Accumulated Other Comprehensive Income, Current Period, before Tax	[5],[6]																	(851)		(449)		(379)
Accumulated Defined Benefit Plans Adjustment Including Portion Attributable to Noncontrolling Interest [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Reclassification from Accumulated Other Comprehensive Income, Current Period, before Tax	[5],[6]																	(888)		(482)		(396)
Tax (expense)/benefit	[5]																	343		186		154
EARNINGS (LOSS) FROM CONTINUING OPERATIONS	[5]																	(545)		(296)		(242)
Accumulated Foreign Currency Adjustment Including Portion Attributable to Noncontrolling Interest [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Reclassification from Accumulated Other Comprehensive Income, Current Period, before Tax	[5],[6]																	3		40		13
Tax (expense)/benefit	[5]																	0		0		0
EARNINGS (LOSS) FROM CONTINUING OPERATIONS	[5]																	3		40		13
Accumulated Net Gain (Loss) from Cash Flow Hedges Including Portion Attributable to Noncontrolling Interest [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Earnings (loss) from continuing operations before income taxes and equity earnings	[5]																	10		(20)		3
Tax (expense)/benefit	[5]																	(3)		8		1
Accumulated Net Gain (Loss) from Cash Flow Hedges Including Portion Attributable to Noncontrolling Interest [Member] | Foreign Exchange Contract [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Foreign exchange contracts	[5],[7]																	10		(20)		3
Net Gains and Losses on Cash Flow Hedging Derivatives (a)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	[4]																	7		(12)		4
Net Gains and Losses on Cash Flow Hedging Derivatives (a) | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
EARNINGS (LOSS) FROM CONTINUING OPERATIONS	[5]																	$ 7		$ (12)		$ 4

[1]	Includes the following pre-tax charges (gains): 2016In millions Q1 Q2 Q3 Q4Riegelwood mill conversion costs $9 $— $— $—India Packaging evaluation write-off — — 17 —Early debt extinguishment costs — — 29 —Write-off of certain regulatory pre-engineering costs — — 8 —Costs associated with the newly acquired pulp business — 5 7 19Asia Box impairment / restructuring 37 28 5 —Gain on sale of investment in Arizona Chemical (8) — — —Turkey mill closure — — — 7Amortization of Weyerhaeuser inventory fair value step-up — — — 19Total $38 $33 $66 $45
[2]	Includes the following pre-tax charges (gains): 2015In millions Q1 Q2 Q3 Q4Riegelwood mill conversion costs, net of proceeds from sale of the Carolina Coated Bristols brand $— $(14) $7 $15Timber monetization restructuring — — 17 (1)Early debt extinguishment costs — 207 — —Refund and state tax credits — (4) — —IP-Sun JV impairment — — 186 (12)Legal reserve adjustment — — — 15Impairment of Orsa goodwill and trade name intangible — — — 137Other items — 1 1 4Total $— $190 $211 $158
[3]	Includes the following tax expenses (benefits): 2015 Q1 Q2 Q3 Q4Tax expense for cash pension $— $23 $— $—Tax benefit related to IP-Sun JV — — (67) —Other items — 5 — 2Tax impact of other special items — (67) (3) (13)Total $— $(39) $(70) $(11)
[4]	All amounts are net of tax. Amounts in parentheses indicate debits to AOCI.
[5]	Amounts in parentheses indicate debits to earnings/loss.
[6]	These accumulated other comprehensive income components are included in the computation of net periodic pension cost (see Note 16 for additional details).
[7]	This accumulated other comprehensive income component is included in our derivatives and hedging activities (see Note 14 for additional details).